Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Other Intangible Assets [Abstract]
Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships	The following table presents activity in goodwill and intangible assets during the years ended December 31, 2023 and 2022.
	Trade Name	Customer Relationships	Licenses	Technology	Goodwill	Total

Intangible assets, at cost:
Balance as of January 1, 2022	$467	$1,905	$1,722	$430	$2,455	$6,979
Adjustments arising from translating financial statements from functional currency to presentation currency	(51)	(173)	(61)	-	(165)	(450)

Balance as of December 31, 2022	416	1,732	1,661	430	2,290	6,529
Adjustments arising from translating financial statements from functional currency to presentation currency	(11)	(39)	(13)	-	(37)	(100)

Balance as of December 31, 2023	$405	$1,693	$1,648	$430	$2,253	$6,429

Accumulated amortization and impairment:
Balance as of January 1, 2022	$23	$75	$-	$32	$-	$130
Impairment of technology	-	-	-	361	-	361
Amortization expense	41	142	-	37	-	220
Balance as of December 31, 2022	64	217	-	430	-	711

Amortization expense	37	131	-	-	-	168
Balance as of December 31, 2023	$101	$348	$-	$430	-	$879

Net intangible assets at cost, at December 31, 2022	352	1,515	1,661	-	2,290	5,818
Net intangible assets at cost, at December 31, 2023	$304	$1,345	$1,648	$-	$2,253	$5,550

Schedule of Useful Life of Intangible Assets	The useful life of intangible assets is as follows:
	Licenses	Customer relationships	Trade name

Useful life	Indefinite	Definite 10.58 years	Definite 10.58 years

Amortization method	Not amortized	Straight-line	Straight-line

Schedule of Net Carrying Amounts of Goodwill, Licenses, Trade Name and Customer Relationships	As of December 31, 2023, the net carrying amounts of goodwill, licenses, trade name and customer relationships were allocated as follows (each representing a cash-generating unit):
	ILSB	INXS	Total

Goodwill	$1,236	$1,017	$2,253

Licenses	448	1,200	1,648
Trade Name	304	-	304
Customer Relationships	1,062	283	1,345
Total Intangible Assets	$1,814	$1,483	$3,297